Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	MFS® SERIES TRUST XV
Entity Central Index Key	0000764719
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 28, 2023
Prospectus Date	Feb. 28, 2023
MFS Commodity Strategy Fund | A
Prospectus:
Trading Symbol	MCSAX
MFS Commodity Strategy Fund | B
Prospectus:
Trading Symbol	MCSFX
MFS Commodity Strategy Fund | C
Prospectus:
Trading Symbol	MCSHX
MFS Commodity Strategy Fund | I
Prospectus:
Trading Symbol	MCSIX
MFS Commodity Strategy Fund | R1
Prospectus:
Trading Symbol	MCSNX
MFS Commodity Strategy Fund | R2
Prospectus:
Trading Symbol	MCSOX
MFS Commodity Strategy Fund | R3
Prospectus:
Trading Symbol	MCSQX
MFS Commodity Strategy Fund | R4
Prospectus:
Trading Symbol	MCSTX
MFS Commodity Strategy Fund | R6
Prospectus:
Trading Symbol	MCSRX
MFS Global Alternative Strategy Fund | A
Prospectus:
Trading Symbol	DVRAX
MFS Global Alternative Strategy Fund | R4
Prospectus:
Trading Symbol	DVRKX
MFS Global Alternative Strategy Fund | R6
Prospectus:
Trading Symbol	DVRLX
MFS Global Alternative Strategy Fund | B
Prospectus:
Trading Symbol	DVRBX
MFS Global Alternative Strategy Fund | C
Prospectus:
Trading Symbol	DVRCX
MFS Global Alternative Strategy Fund | I
Prospectus:
Trading Symbol	DVRIX
MFS Global Alternative Strategy Fund | R1
Prospectus:
Trading Symbol	DVRFX
MFS Global Alternative Strategy Fund | R2
Prospectus:
Trading Symbol	DVRHX
MFS Global Alternative Strategy Fund | R3
Prospectus:
Trading Symbol	DVRJX